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                   Bartlit Beck Herman Palenchar & Scott LLP
                         1899 Wynkoop Street, 8th Floor
                               Denver, CO  80202


October 14, 2005


VIA EDGAR TRANMISSION
---------------------
Securities and Exchange Commission
CF/AD4 100 F St. NE
Washington, DC 20549-7010

Re:     Alpha Natural Resources, Inc.
        Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Alpha Natural Resources, Inc., a Delaware corporation, (the "Company"), we are transmitting via electronic transmission for filing under the Securities Act of 1933, as amended, (the "Securities Act"), the Registration Statement on Form S-1 (the "Registration Statement") relating to the offer and sale by certain stockholders of the Company of shares of the Company's common stock, par value $0.01 per share.

      The amount of $37,075.50 has been transmitted by the Company by wire transfer of same-day funds to the Securities and Exchange Commission's account at Mellon Bank.

      Please contact me at 303-592-3175 or my colleague, Benjamin G. Hadary, at 303-592-3157 if you require further information or have any questions. Thank you.

                                               Very truly yours,


                                               /s/ Polly S. Swartzfager